Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)		12 Months Ended
	Dec. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transaction
Revenue		$ 630,201,000	$ 837,999,000	$ 426,409,000
Divestment of subsidiaries	$ 5,103,000		5,103,000
Accounts receivable		155,537,000	116,894,000
Amounts due from related parties		$ 7,899,000	$ 28,462,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related parties	Related parties
Other payables, accruals and advance receipts		$ 256,124,000	$ 271,399,000
Other non-current liabilities		10,836,000	11,346,000
Gain on divestment			96,000
Allowance for credit losses		0	0
Other income
Related party transaction
Gain on divestment			96,000
Other payables, accruals and advance receipts
Related party transaction
Future brand liability		1,538,000	1,538,000
Other non-current liabilities
Related party transaction
Future brand liability		6,475,000	7,619,000
Related parties
Related party transaction
Revenue		4,325,000	8,745,000	5,800,000
Other payables, accruals and advance receipts		2,016,000	2,162,000
Other non-current liabilities		6,617,000	8,069,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses			5,103,000
Amounts due from related parties			228,000
Other payables, accruals and advance receipts		1,928,000	2,017,000
Other non-current liabilities		$ 6,475,000	7,619,000
Period of repayable on demand and interest-bearing (in months)		1 month
An equity investee
Related party transaction
Purchases		$ 2,777,000	3,651,000	4,231,000
Accounts receivable		452,000	1,896,000
Amounts due from related parties		7,899,000	28,234,000
Other payables, accruals and advance receipts		88,000	145,000
Other non-current liabilities		142,000	450,000
An equity investee | Due from a related party
Related party transaction
Dividends receivable		6,795,000	27,130,000
Sales | Related parties
Related party transaction
Revenue		3,854,000	8,264,000	5,293,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Revenue		5,000	1,914,000	3,610,000
Sales | An equity investee
Related party transaction
Revenue		3,849,000	6,350,000	1,683,000
Research and development services | An equity investee
Related party transaction
Revenue		471,000	481,000	507,000
Marketing services | Related parties
Related party transaction
Expenses			150,000	354,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses			150,000	227,000
Marketing services | An equity investee
Related party transaction
Expenses				127,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		$ 1,087,000	$ 997,000	$ 980,000